Equity - Conversion of debenture and debts (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Nov. 13, 2020
Debt Conversion [Line Items]
Conversion price (in dollars per share)				$ 3.00
Xiaolin Cao
Debt Conversion [Line Items]
Number of shares issued upon conversion	500,000
Conversion of debenture and debts
Debt Conversion [Line Items]
Principal amount of debentures converted		$ 4,900,000	$ 800,000
Interest amount of debentures converted		$ 166,288	$ 57,165
Number of shares issued upon conversion		5,121,795	827,057
Conversion price (in dollars per share)		$ 0.99	$ 1.04
Conversion of debenture and debts | Xiaolin Cao
Debt Conversion [Line Items]
Principal amount of debentures converted		$ 500,000
Number of shares issued upon conversion		500,000
Conversion price (in dollars per share)		$ 0.83
Gain on debt settlement		$ 80,000
Conversion of debenture and debts | Ortoli Rosenstadt LLP
Debt Conversion [Line Items]
Legal fees		$ 127,000
Number of shares issued upon conversion		127,000
Conversion price (in dollars per share)		$ 0.76
Gain on debt settlement		$ 31,115
Conversion of debenture and debts | Xiaohui Wu
Debt Conversion [Line Items]
Accrued expenses		$ 240,000
Number of shares issued upon conversion		300,000
Conversion price (in dollars per share)		$ 0.74
Gain on debt settlement		$ 14,100